Employee benefits - Summary of employee benefits liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of employee benefits [Abstract]
Salaries and wages accrued	$ 133	$ 122
Provision for annual leave	31	33
Provision for other employee benefits	56	52
Provision for exit from multi-employer pension plans	65	64
Defined benefit obligations:
Pension benefits	695	854
Post-employment medical benefits	102	94
Total employee benefits liabilities	1,082	1,219
Current	187	178
Non-current	$ 895	$ 1,041